STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)												1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	May 16, 2021 shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 05, 2021 USD ($) shares	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 16, 2021 USD ($) $ / shares shares	Feb. 16, 2021 USD ($) $ / shares shares	Oct. 19, 2020 shares	May 16, 2019 USD ($) shares	Aug. 02, 2017 USD ($) $ / shares shares	Jul. 19, 2017 shares	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) Integer $ / shares shares	Dec. 31, 2020 USD ($) Integer $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 02, 2021	Jun. 30, 2020 shares	May 31, 2019 shares
Class of Stock [Line Items]
Number of common stock value issued during period | $														$ 38,500	$ 456,000
Preferred stock, par value | $ / shares														$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued														31,430,575		31,430,575	27,297,960	27,297,960		0
Common stock, shares outstanding														31,430,575		31,430,575	27,297,960	27,297,960		0
Shares of stock issued for services rendered, shares												61,500	37,500
Value of shares issued for service | $												$ 70,725	$ 52,500	$ 1,750	436,385
Stock based compensation | $																$ 226,807	$ 104,638
Increase in additional paid in capital | $															$ 68,642
Stock option granted																	3,930,000
Stock based compensation unregognised | $																	$ 660,372
Stock option granted vested														312,500		312,500	312,500
Conversion of notes payable			43,990												181,250
Accrued interest | $			$ 43,438									$ 43,438			$ 43,438
TRAQIQ Solutions Private Limited [Member]
Class of Stock [Line Items]
Percentage of voting interest acquired																					100.00%
Warrants term																					5 years
Number of warrant issued																					1,329,272
MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Note receivable written off | $				$ 258,736
Accounts receivable written off | $				123,778
Debenture written off | $				40,354
Cash payment to minority shareholders | $				$ 22,338
Rohuma, LLC [Member]
Class of Stock [Line Items]
Shares of stock issued for acquisition of Rohuma (first tranche), shares															4,292,220
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Warrants term				3 years	3 years
Number of warrant issued				1,367,539	1,367,539
Number of warrants earned				820,524	820,524
Remaining warrants expected to be earned				547,015	547,015
Warrants exercise price | $ / shares				$ 0.001	$ 0.001
Amount of warrants outstanding | $				$ 1,640,447	$ 1,640,447
Ownership interest percentage																			99.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Number of common stock value issued during period | $					$ 22,338
Warrants term				3 years	3 years
Number of warrant issued				1,367,539	1,367,539
Number of warrants earned				820,524	820,524
Remaining warrants expected to be earned				547,015	547,015
Warrants exercise price | $ / shares				$ 0.001	$ 0.001
Amount of warrants outstanding | $				$ 1,640,447	$ 1,640,447
Ownership interest percentage				99.00%	99.00%
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member]
Class of Stock [Line Items]
Percentage of voting interest acquired									100.00%
Warrants term									5 years
Number of warrant issued									1,329,272
Warrants to purchase common stock, value | $									$ 268
Increase in additional paid in capital | $									$ 268
Cancelled warrants	419,127
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Immediately Upon Closing [Member]
Class of Stock [Line Items]
Number of warrant issued									100,771
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | One Year After The Date Of Closing [Member]
Class of Stock [Line Items]
Number of warrant issued									859,951			859,951			859,951
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Two Years After The Date Of Closing [Member]
Class of Stock [Line Items]
Number of warrant issued									368,550
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Percentage of voting interest acquired				1.00%	1.00%
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Class of Stock [Line Items]
Percentage of voting interest acquired																			1.00%
Stock Purchase Agreements [Member]
Class of Stock [Line Items]
Number shares issued during period						570,000	570,000
Shares issued price per share | $ / shares						$ 0.80	$ 0.80
Number of common stock value issued during period | $						$ 456,000	$ 456,000
Warrants term						3 years	3 years
Number of warrant issued						285,000	285,000
Warrants exercise price | $ / shares						$ 2.00	$ 2.00
Consulting Agreement [Member]
Class of Stock [Line Items]
Number shares issued during period		100,000
Number of common stock value issued during period | $		$ 25,000
Warrants term		3 years
Stock based compensation unregognised | $		$ 3,000
Warrants exercise price | $ / shares		$ 2.00
Common Stock [Member]
Class of Stock [Line Items]
Number shares issued during period														35,000	570,000
Number of common stock value issued during period | $														$ 4	$ 57
Shares of stock issued for services rendered, shares														1,000	400,000
Value of shares issued for service | $															$ 40
Increase in additional paid in capital | $
Shares of stock issued for conversion of notes payable and accrued interest, shares															264,338
Shares of stock issued for acquisition of Rohuma (first tranche), shares															2,562,277
Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based payment award authorized														350,000		350,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Number of common stock value issued during period | $														$ 38,496	$ 455,943
Value of shares issued for service | $														1,750	436,345
Increase in additional paid in capital | $															$ 68,642
Additional Paid-in Capital [Member] | Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Amount of warrants outstanding | $				$ 984,268	$ 984,268
Additional Paid-in Capital [Member] | Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Class of Stock [Line Items]
Amount of warrants outstanding | $				$ 984,268	$ 984,268
Advisor [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock based compensation | $														$ 40,222
Share-based Compensation Arrangement by Share-based Payment Award, Description														three-year term.
Advisor [Member] | Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based payment award issued in period														0
Director [Member] | Common Stock [Member]
Class of Stock [Line Items]
Short-term debt, lender														director for agreeing to lend the Company $400,000 in a promissory note
Director [Member] | Common Stock [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares award issued in period														300,000
Shares may be return in period														150,000
Shares value award issued in period | $														$ 447,000
Board Members, Advisory Board Members, Employees and Consultants [Member]
Class of Stock [Line Items]
Stock option granted								3,930,000
Stock option term								10 years
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price description																(i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than par value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the OTC Markets, as reported on Bloomberg, L.P. (or similar organization or agency succeeding to its functions of reporting prices) (the “Per Share Market Value”).	(i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than par value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the OTC Markets, as reported on Bloomberg, L.P. (or similar organization or agency succeeding to its functions of reporting prices) (the “Per Share Market Value”).
Convertible debt percentage																85.00%	85.00%
Debt trading days | Integer																20	20
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																	$ 500
Series A Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number shares issued during period										50,000	50,000
Shares issued price per share | $ / shares										$ 0.20
Number of common stock value issued during period | $										$ 10,000